Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 2,645
Balance at end of period	2,624	$ 2,645
Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,244
Balance at end of period	1,490	1,244
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,123
Balance at end of period	885	1,123
Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	278
Balance at end of period	249	278
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	4,287	3,327
Additions/Depreciation	1,081	1,145
Effects of foreign exchange	(189)	(185)
Balance at end of period	5,179	4,287
Costs | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	2,098	1,078
Additions/Depreciation	981	1,094
Effects of foreign exchange	(96)	(74)
Balance at end of period	2,983	2,098
Costs | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,830	1,856
Additions/Depreciation	100	51
Effects of foreign exchange	(66)	(77)
Balance at end of period	1,864	1,830
Costs | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	359	393
Additions/Depreciation	0	0
Effects of foreign exchange	(27)	(34)
Balance at end of period	332	359
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,642)	(1,037)
Additions/Depreciation	(994)	(673)
Effects of foreign exchange	81	68
Balance at end of period	(2,555)	(1,642)
Accumulated depreciation | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(854)	(526)
Additions/Depreciation	(684)	(362)
Effects of foreign exchange	45	34
Balance at end of period	(1,493)	(854)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(707)	(432)
Additions/Depreciation	(298)	(298)
Effects of foreign exchange	26	23
Balance at end of period	(979)	(707)
Accumulated depreciation | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(81)	(79)
Additions/Depreciation	(12)	(13)
Effects of foreign exchange	10	11
Balance at end of period	$ (83)	$ (81)